Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 29, 2021
Class A C Inst Inv R R6 Shares | Goldman Sachs US Equity ESG Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs U.S. Equity ESG Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs U.S. Equity ESG Fund (the "Fund") seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 52 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 111 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-142 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 29, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2021 was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 52 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 111 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-142 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” for Class C, Institutional, Investor, and Class R6 Shares of the Fund have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor, Class R and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor, Class R and/or Class R6 Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in U.S. issuers that the Investment Adviser believes adhere to the Fund’s environmental, social and governance (“ESG”) criteria. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 30-50 companies that are considered by the Investment Adviser to be positioned for long-term growth of capital.The Fund’s ESG criteria are generally designed to exclude companies that are directly engaged in, and/or derive significant revenue from, certain industries or product lines, including, but not limited to:◼alcohol;◼tobacco;◼gambling;◼adult entertainment;◼for-profit prisons;◼weapons;◼oil and gas exploration and production;◼thermal coal mining; and◼thermal coal power generation.In determining whether a company is directly engaged in, and/or derives significant revenue from, the industries or product lines listed above, the Fund will use revenue thresholds for certain industries or product lines (e.g., companies that derive more than 5% of revenue from tobacco) and categorical exclusions for other industries or product lines (e.g., companies that derive any revenue from controversial weapons) and apply such thresholds and exclusions to data provided by one or more third-party vendor(s). Generally, the highest revenue threshold used will be 5%. The Investment Adviser, in its sole discretion, retains the right not to use data provided by third-party vendors where it deems the data to be not representative of a company’s current business operations. In such cases, or where data on specific companies may not be available from third-party vendors, the Investment Adviser may make reasonable estimates or otherwise exercise its discretion. The Fund’s ESG criteria may be updated periodically to, among other things, add or remove certain industries or product lines from the screening process, revise the revenue thresholds and categorical exclusions applicable to such activities, or change particular industries or product lines from a categorical exclusion to a revenue threshold, or vice versa.Once the Investment Adviser determines that an issuer meets the Fund’s ESG criteria, the Investment Adviser conducts a supplemental analysis of individual companies’ corporate governance factors and a range of environmental and social factors that may vary by sector. This supplemental analysis will be conducted alongside traditional fundamental, bottom-up financial analysis of individual companies, using traditional fundamental metrics. The Investment Adviser may engage in active dialogues with company management teams to further inform investment decision-making and to foster best corporate governance practices using its fundamental and ESG analysis. The Fund may invest in a company prior to completion of the supplemental analysis or without engaging with company management. Instances in which the supplemental analysis may not be completed prior to investment include but are not limited to initial public offerings (“IPOs”), in-kind transfers, corporate actions, and/or certain short-term holdings.The Investment Adviser may sell holdings for several reasons, including, among others, changes in a company’s fundamentals or earnings, a company no longer meeting the Fund’s ESG criteria, or a company otherwise failing to conform to the Investment Adviser’s investment philosophy. The Fund seeks to provide broad U.S. equity market exposure by investing in securities of U.S. issuers of any investment style and any market capitalization.The Fund may also invest up to 20% of its Net Assets in equity investments that may not adhere to the Fund’s ESG criteria, in non-U.S. issuers, and in fixed income securities, such as government, corporate and bank debt obligations.The Fund’s performance benchmark index is the S&P 500® Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund.An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing. The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.ESG Standards Risk. The Fund’s adherence to its ESG criteria and the application of the Investment Adviser’s supplemental ESG analysis when selecting investments generally will affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund generally will not seek to invest in companies that the Investment Adviser believes have adverse social or environmental impacts (e.g., alcohol, tobacco, gambling, adult entertainment, oil and gas, coal or weapons companies). Adhering to the ESG criteria and applying the Investment Adviser’s supplemental ESG analysis may also affect the Fund’s performance relative to similar funds that do not adhere to such criteria or apply such analysis. When assessing whether an issuer meets the Fund’s ESG criteria and conducting an ESG analysis of an issuer, the Investment Adviser generally will rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable and may vary significantly from one third-party data provider to another, which may adversely impact the investment process. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, which may change without notice. The Fund’s ESG criteria and the application of the supplemental ESG analysis may be changed without shareholder approval.Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.Issuer Concentration Risk. The Fund intends to invest in up to approximately 50 companies. This relatively small number of issuers may subject the Fund to greater risks, because a decline in the value of any single investment held by the Fund may adversely affect the Fund’s overall value more than it would affect that of a fund holding a greater number of investments.Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund's net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index. Between November 1, 2017 through August 30, 2020, the Fund had been known as the Goldman Sachs Blue Chip Fund, between May 1, 2015 through October 31, 2017, the Fund had been known as the Goldman Sachs Dynamic U.S. Equity Fund and, since the Fund’s inception through April 30, 2015, the Fund had been known as the Goldman Sachs U.S. Equity Fund, and certain of its principal investment strategies differed. Performance information set forth below prior to August 31, 2020 reflects the performance resulting from the Fund’s former strategies. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	ReturnsQuarter endedYear-to-Date Return14.80%September 30, 2021During the periods shown in the chart above:ReturnsQuarter endedBest Quarter Return17.62%June 30, 2020Worst Quarter Return-17.31%March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A C Inst Inv R R6 Shares | Goldman Sachs US Equity ESG Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	2.99%
Other Expenses	rr_OtherExpensesOverAssets	2.99%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.79%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(2.75%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	$ 650
3 Years	rr_ExpenseExampleYear03	1,404
5 Years	rr_ExpenseExampleYear05	2,176
10 Years	rr_ExpenseExampleYear10	$ 4,189
2011	rr_AnnualReturn2011	(5.07%)
2012	rr_AnnualReturn2012	18.20%
2013	rr_AnnualReturn2013	32.96%
2014	rr_AnnualReturn2014	12.37%
2015	rr_AnnualReturn2015	(2.16%)
2016	rr_AnnualReturn2016	4.59%
2017	rr_AnnualReturn2017	18.49%
2018	rr_AnnualReturn2018	(2.01%)
2019	rr_AnnualReturn2019	30.96%
2020	rr_AnnualReturn2020	21.24%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.31%)
1 Year	rr_AverageAnnualReturnYear01	14.57%
5 Years	rr_AverageAnnualReturnYear05	12.75%
10 Years	rr_AverageAnnualReturnYear10	11.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2009
Class A C Inst Inv R R6 Shares | Goldman Sachs US Equity ESG Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	2.99%
Other Expenses	rr_OtherExpensesOverAssets	3.24%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.54%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(2.75%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	rr_NetExpensesOverAssets	1.79%
1 Year	rr_ExpenseExampleYear01	$ 282
3 Years	rr_ExpenseExampleYear03	1,123
5 Years	rr_ExpenseExampleYear05	2,073
10 Years	rr_ExpenseExampleYear10	$ 4,487
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Class C Shares – Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 182
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,123
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,073
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,487
1 Year	rr_AverageAnnualReturnYear01	19.28%
5 Years	rr_AverageAnnualReturnYear05	13.18%
10 Years	rr_AverageAnnualReturnYear10	11.37%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2009
Class A C Inst Inv R R6 Shares | Goldman Sachs US Equity ESG Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	2.87%
Other Expenses	rr_OtherExpensesOverAssets	2.87%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.42%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(2.75%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	rr_NetExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	793
5 Years	rr_ExpenseExampleYear05	1,541
10 Years	rr_ExpenseExampleYear10	$ 3,517
1 Year	rr_AverageAnnualReturnYear01	21.65%
5 Years	rr_AverageAnnualReturnYear05	14.44%
10 Years	rr_AverageAnnualReturnYear10	12.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2009
Class A C Inst Inv R R6 Shares | Goldman Sachs US Equity ESG Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	2.99%
Other Expenses	rr_OtherExpensesOverAssets	2.99%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.54%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(2.75%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	rr_NetExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	829
5 Years	rr_ExpenseExampleYear05	1,600
10 Years	rr_ExpenseExampleYear10	$ 3,627
1 Year	rr_AverageAnnualReturnYear01	21.62%
5 Years	rr_AverageAnnualReturnYear05	14.32%
10 Years	rr_AverageAnnualReturnYear10	12.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2009
Class A C Inst Inv R R6 Shares | Goldman Sachs US Equity ESG Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	2.99%
Other Expenses	rr_OtherExpensesOverAssets	2.99%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.04%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(2.75%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	rr_NetExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	$ 131
3 Years	rr_ExpenseExampleYear03	977
5 Years	rr_ExpenseExampleYear05	1,840
10 Years	rr_ExpenseExampleYear10	$ 4,069
1 Year	rr_AverageAnnualReturnYear01	20.97%
5 Years	rr_AverageAnnualReturnYear05	13.74%
10 Years	rr_AverageAnnualReturnYear10	11.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2009
Class A C Inst Inv R R6 Shares | Goldman Sachs US Equity ESG Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	2.86%
Other Expenses	rr_OtherExpensesOverAssets	2.86%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.41%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(2.75%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	rr_NetExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	790
5 Years	rr_ExpenseExampleYear05	1,537
10 Years	rr_ExpenseExampleYear10	$ 3,508
1 Year	rr_AverageAnnualReturnYear01	21.72%	[5]
5 Years	rr_AverageAnnualReturnYear05	14.45%	[5]
10 Years	rr_AverageAnnualReturnYear10	12.64%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
Class A C Inst Inv R R6 Shares | Goldman Sachs US Equity ESG Fund | Return After Taxes on Distributions | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.77%
5 Years	rr_AverageAnnualReturnYear05	10.37%
10 Years	rr_AverageAnnualReturnYear10	9.40%
Class A C Inst Inv R R6 Shares | Goldman Sachs US Equity ESG Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.48%
5 Years	rr_AverageAnnualReturnYear05	9.68%
10 Years	rr_AverageAnnualReturnYear10	8.94%
Class A C Inst Inv R R6 Shares | Goldman Sachs US Equity ESG Fund | S&P 500® Index (reflects no deduction for fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.34%
5 Years	rr_AverageAnnualReturnYear05	15.20%
10 Years	rr_AverageAnnualReturnYear10	13.87%

[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	“Other Expenses” for Class C, Institutional, Investor, and Class R6 Shares of the Fund have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.084% of the Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2022, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[4]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[5]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.